Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	112,099,872.27	11,256
Yield Supplement Overcollateralization Amount 07/31/18	1,678,552.46	0
Receivables Balance 07/31/18	113,778,424.73	11,256
Principal Payments	6,657,462.19	241
Defaulted Receivables	150,464.81	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	1,516,458.27	0
Pool Balance at 08/31/18	105,454,039.46	11,000

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	14.20%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	27.08

Delinquent Receivables:
Past Due 31-60 days	2,669,991.01	182
Past Due 61-90 days	837,053.69	57
Past Due 91-120 days	158,498.50	10
Past Due 121+ days	0.00	0
Total	3,665,543.20	249

Total 31+ Delinquent as % Ending Pool Balance	3.48%

Recoveries	129,338.58

Aggregate Net Losses/(Gains) - August 2018	21,126.23

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.22%
Prior Net Losses Ratio	0.16%
Second Prior Net Losses Ratio	0.50%
Third Prior Net Losses Ratio	0.63%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.53%

Flow of Funds	$ Amount

Collections	7,178,107.09
Advances	1,329.14
Investment Earnings on Cash Accounts	13,324.88
Servicing Fee	(94,815.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,097,945.76

Distributions of Available Funds
(1) Class A Interest	129,412.80
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,645,832.81
(7) Distribution to Certificateholders	297,523.15
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,097,945.76

Servicing Fee	94,815.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 08/15/18	104,875,113.66
Principal Paid	6,645,832.81
Note Balance @ 09/17/18	98,229,280.85

Class A-1
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2a
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2b
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-3
Note Balance @ 08/15/18	5,655,113.66
Principal Paid	5,655,113.66
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-4
Note Balance @ 08/15/18	84,410,000.00
Principal Paid	990,719.15
Note Balance @ 09/17/18	83,419,280.85
Note Factor @ 09/17/18	98.8263012%

Class B
Note Balance @ 08/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	14,810,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	154,589.80
Total Principal Paid	6,645,832.81
Total Paid	6,800,422.61

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.06269%
Coupon	2.34269%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	6,314.88
Principal Paid	5,655,113.66
Total Paid to A-3 Holders	5,661,428.54

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	990,719.15
Total Paid to A-4 Holders	1,113,817.07

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2188975
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.4104285
Total Distribution Amount	9.6293260

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0309553
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.7211454
Total A-3 Distribution Amount	27.7521007

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	11.7369879
Total A-4 Distribution Amount	13.1953213

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/18	30,867.79
Balance as of 08/31/18	32,196.93
Change	1,329.14

Reserve Account
Balance as of 08/15/18	1,806,189.65
Investment Earnings	2,848.08
Investment Earnings Paid	(2,848.08)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65